RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Guarantee Fee [Member] USD ($)	Dec. 31, 2012 Guarantee Fee [Member] CNY	Dec. 31, 2011 Guarantee Fee [Member] CNY		Dec. 31, 2010 Guarantee Fee [Member] CNY		Dec. 31, 2012 Service Fee [Member] USD ($)	Dec. 31, 2012 Service Fee [Member] CNY	Dec. 31, 2011 Service Fee [Member] CNY		Dec. 31, 2010 Service Fee [Member] CNY
Sales of products	$ 590	[1]	3,675	[1]	0	[1]	0	[1]
Purchase of products	1,131	[2]	7,047	[2]	0	[2]	0	[2]
Service fee									$ 125	779	0	[3]	0	[3]	$ 157	976	0	[4]	0	[4]

[1]	For the year ended December 31, 2012, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Envision.
[2]	For the year ended December 31, 2012, the Group purchased components for digital media, telecommunication system equipment and industrial applications end-markets from Envision.
[3]	For the year ended December 31, 2012, the Group charged a guarantee fee of USD250 per quarter to act as the guarantors of the Disposal Group in respect of all existing bank facilities.
[4]	For the year ended December 31, 2012, the Group charged a service fee for the provision of supportive and administrative services to the Disposal Group.